Impact of Covid-19	12 Months Ended
Jun. 30, 2020
Impact Of Covid-19
Impact of Covid-19

34. Impact of COVID-19

On January 30, 2020, the International Health Regulations Emergency Committee of the World Health Organization (WHO) declared the novel coronavirus disease 2019 (“COVID-19”) outbreak a public health emergency of international concern and on March 12, 2020 the WHO announced the outbreak was a pandemic.

Continuing concerns over economic and business prospects in the United States and other countries have contributed to increased volatility and diminished expectations for the global economy. These factors, coupled with the prospect of decreased business and consumer confidence and increased unemployment resulting from the recent COVID-19 outbreak, may precipitate an economic slowdown and recession. If the economic climate deteriorates, the Company’s business, including its access to patient samples and the addressable market for diagnostic tests that it may successfully develop, as well as the financial condition of its suppliers and its third-party payors, could be adversely affected, resulting in a negative impact on the Company’s business, financial condition, results of operations and cash flows.

On a micro level, the COVID-19 pandemic is having a negative impact on global markets and business activity, which has had an effect on the operations of the Company, including but not limited to that sales of the Company’s products have been impacted not only by the inability for consumers to visit their practitioners but also the difficulty its sales team is having in arranging face to face meetings with practitioners. The Company’s sales team has found it very difficult to reach practitioners to build on the sales momentum created prior to the pandemic, with the launch into the Australian market being halted after less than 60 days of operations thus, sales have effectively ceased for the short term.

During the period of the pandemic commencing March 2020, the Company undertook a number of capital raises both public and private placements managed by H.C. Wainwright & Co. in the United States of America.